Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 911,139	$ 342,472
Restricted cash	24,299	1
Short term investments	42,919	55,440
Trade and other receivables, net of expected credit losses	229,917	233,722
Accounts receivables from related parties	157	3,348
Current tax assets	111,785	198,719
Expendable spare parts and supplies, net of provision for obsolescence	81,433	88,334
Prepayments	36,247	69,012
Deposits and other assets	37,544	39,175
Current assets other than assets	1,475,440	1,030,223
Assets held for sale	884	681,053
Total current assets	1,476,324	1,711,276
Non–current assets:
Deposits and other assets	55,547	54,074
Trade and other receivables, net of expected credit losses	2,918	22,569
Non-current taxes assets		1
Intangible assets and goodwill, net	488,925	505,507
Deferred tax assets	25,236	27,166
Property and equipment, net	4,811,544	4,953,317
Total non–current assets	5,384,170	5,562,634
Total assets	6,860,494	7,273,910
Current liabilities:
Short-term borrowings and current portion of long-term debt	5,011,094	872,044
Accounts payable	489,031	530,615
Accounts payable to related parties	2,782	3,713
Accrued expenses	16,448	87,610
Current tax liabilities	54,738	26,421
Provisions for legal claims	23,314	20,244
Provisions for return conditions	22,277	21,963
Employee benefits	135,056	148,678
Air traffic liability	399,184	337,363
Frequent flyer deferred revenue	162,013	187,931
Other liabilities	4,144	5,110
Current liabilities other than liabilities	6,320,081	2,241,692
Liabilities associated with the assets held for sale		490,458
Total current liabilities	6,320,081	2,732,150
Non–current liabilities:
Long–term debt	1,270,162	3,984,279
Accounts payable	17,225	11,931
Provisions for return conditions	138,562	122,425
Employee benefits	103,540	118,337
Deferred tax liabilities	13,922	18,471
Frequent flyer deferred revenue	290,802	229,701
Other liabilities	7,972	51,449
Total non–current liabilities	1,842,185	4,536,593
Total liabilities	8,162,266	7,268,743
Equity (Deficit)
Common stock	82,600	82,600
Preferred stock	42,023	42,023
Additional paid–in capital on common stock	234,567	234,567
Additional paid–in capital on preferred stock	469,273	469,273
Accumulated losses	(2,025,557)	(543,010)
Other comprehensive income / (loss)	(91,511)	(78,120)
Equity attributable to owners of the Company (Deficit)	(1,288,605)	207,333
Non–controlling interest	(13,167)	(202,166)
Total equity (Deficit)	(1,301,772)	5,167
Total liabilities and equity (Deficit)	$ 6,860,494	$ 7,273,910